Average Annual Total Returns{- Fidelity® Series Corporate Bond Fund} - 08.31 Fidelity Series Corporate Bond Fund PRO-03 - Fidelity® Series Corporate Bond Fund	Fidelity Series Series Corporate Bond Fund Return Before Taxes Past 1 year	Fidelity Series Series Corporate Bond Fund Return Before Taxes Since Inception		Fidelity Series Series Corporate Bond Fund After Taxes on Distributions Past 1 year	Fidelity Series Series Corporate Bond Fund After Taxes on Distributions Since Inception		Fidelity Series Series Corporate Bond Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Series Series Corporate Bond Fund After Taxes on Distributions and Sales Since Inception		LB004 Past 1 year	LB004 Since Inception
Total	14.44%	9.59%	[1]	12.59%	7.78%	[1]	8.50%	6.52%	[1]	13.80%	9.65%	[1]

[1]	(a)From August 17, 2018